Commitments and Contingencies (Details Narrative) - Classover DE [Member]	May 12, 2024 shares
Issued and outstanding equity Acquired	100.00%
Class A Common Stock [Member]
Shares issued	6,534,014
Class B Common Stock [Member]
Shares issued	5,964,986
Series A Preferred Stock [Member]
Shares issued	1,000,000